Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

Hydro One has recorded the following regulatory assets and liabilities:

December 31 (millions of Canadian dollars)	2015	2014
Regulatory assets:
Deferred income tax regulatory asset	1,445	1,327
Pension benefit regulatory asset	952	1,236
Post-retirement and post-employment benefits	240	273
Environmental	207	239
RSVA	110	11
Pension cost variance	37	90
2015-2017 rate rider	20	—
DSC exemption	10	16
Share-based compensation	10	—
B2M LP start-up costs	8	—
OEB cost assessment differential	—	12
Other	12	27

Total regulatory assets	3,051	3,231
Less: current portion	36	31

	3,015	3,200

Regulatory liabilities:
External revenue variance	87	54
Green Energy expenditure variance	76	83
CDM deferral variance	53	25
Deferred income tax regulatory liability	23	21
PST savings deferral	4	19
Other	12	13

Total regulatory liabilities	255	215
Less: current portion	19	47

	236	168